May 2, 2023

Via Edgar Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Sprott Funds Trust: File Nos. 333-227545 and 811-23382

Ladies and Gentlemen:

On behalf of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Sprott Uranium Miners ETF (the “Funds”), a series of Sprott Funds Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund contained in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A, filed on April 28, 2023 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2023, accession number 0001839882-23-010981.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench